Hedge Accounting - Schedule of Each Strategy of Nominal Value and Fair Value Adjustments of Hedge Instruments and Book Value of Hedged Item (Detail) - BRL (R$)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	R$ 126,549,000,000	R$ 171,439,000,000
Hedge instruments, fair value adjustments	2,378,000,000	1,215,000,000
Hedge of deposits and repurchase agreements [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	29,727,000,000	62,667,000,000
Hedge instruments, fair value adjustments	(21,000,000)	(32,000,000)
Hedge instruments, Book Value	29,727,000,000	62,667,000,000
Hedge of highly probable forecast transactions [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	71,000,000	232,000,000
Hedge instruments, fair value adjustments	6,000,000	9,000,000
Hedge instruments, Book Value	71,000,000	219,000,000
Hedge of assets transactions [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	8,003,000,000	23,919,000,000
Hedge instruments, fair value adjustments	136,000,000	2,000,000
Hedge instruments, Book Value	7,866,000,000	23,490,000,000
Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	38,013,000,000	31,855,000,000
Hedge instruments, fair value adjustments	8,000,000	11,000,000
Hedge instruments, Book Value	36,668,000,000	31,099,000,000
Hedge of assets denominated in UF [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	13,221,000,000	15,227,000,000
Hedge instruments, fair value adjustments	23,000,000	(28,000,000)
Hedge instruments, Book Value	13,247,000,000	15,227,000,000
Hedge of fair value through other comprehensive income [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	5,401,000,000	482,000,000
Hedge instruments, fair value adjustments	(82,000,000)	34,000,000
Hedge instruments, Book Value	5,391,000,000	482,000,000
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	12,550,000,000	10,561,000,000
Hedge instruments, fair value adjustments	2,230,000,000	1,283,000,000
Hedge instruments, Book Value	14,820,000,000	13,074,000,000
Fair value hedge [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	21,591,000,000	19,410,000,000
Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	9,124,000,000	12,157,000,000
Hedge instruments, fair value adjustments	43,000,000	(114,000,000)
Hedge instruments, Book Value	9,124,000,000	12,157,000,000
Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	7,066,000,000	5,977,000,000
Hedge instruments, fair value adjustments	(54,000,000)	52,000,000
Hedge instruments, Book Value	7,066,000,000	5,977,000,000
Fair value hedge [Member] | Hedge of syndicated loan [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value		794,000,000
Hedge instruments, Book Value		794,000,000
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	92,408,000,000	141,468,000,000
Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	3,105,000,000	6,444,000,000
Hedge instruments, fair value adjustments	82,000,000	(16,000,000)
Hedge instruments, Book Value	3,200,000,000	6,444,000,000
Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	268,000,000	1,124,000,000
Hedge instruments, fair value adjustments	7,000,000	14,000,000
Hedge instruments, Book Value	R$ 274,000,000	R$ 1,124,000,000